Consolidated Balance Sheet Consolidated Balance Sheet - USD ($) $ in Thousands	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018
Liabilities, Current [Abstract]
Loans Payable to Bank, Current	$ 37,573		$ 60,310
Finance Lease, Liability, Current	28,745
Capital Lease Obligations, Current			4,594
Senior Notes, Current	0		73,253
Accounts payable and accrued expenses	47,753		13,976
Due to related parties	323		481
Total current liabilities	114,394		152,614
Liabilities, Noncurrent [Abstract]
Bank loans, net	403,997		621,179
Capital Lease Obligations, Noncurrent	327,482		69,229
Other Liabilities, Noncurrent	19,489		0
Total non-current liabilities	750,968		690,408
Total liabilities	865,362		843,022
Commitment and contingencies (Note 7)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Preferred shares, $0.01 par value per share; 50,000,000 shares authorized; no shares issued or outstanding	0		0
Common shares, $0.01 par value per share; authorized 212,500,000 shares as of September 30, 2019 and December 31, 2018; outstanding 72,487,958 shares and 71,217,258 shares as of September 30, 2019 and December 31, 2018, respectively	809		796
Paid-in capital	1,750,011		1,747,648
Treasury Stock, Value	(56,720)		(56,720)
Accumulated deficit	(801,350)		(830,920)
Total shareholders’ equity	892,750		860,804
Total liabilities and shareholders’ equity	1,758,112		1,703,826
Assets, Current [Abstract]
Cash and cash equivalents	80,134		67,495
Inventory, Gross	5,992		3,595
Due from related parties	9,949		7,338
Prepaid expenses and other current assets	6,732		5,671
Total current assets	102,807		84,099
Assets, Noncurrent [Abstract]
Vessels, net	1,379,057		1,507,918
Equity Method Investments	160,865		92,281
Construction in Progress, Gross	1,522		0
Assets Held For Sale, non-current	36,939		0
Deferred financing cost, net	3,151		3,706
Other assets	59,165		474
Due from related parties	14,606		15,348
Total non-current assets	1,655,305		1,619,727
Total assets	$ 1,758,112		$ 1,703,826